OTHER OPERATING INCOME AND EXPENSES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income And Expenses
Allowances and expenses for assets received in lieu of payment	$ 2,537	$ 5,591	$ 11,416
Provision on assets received in lieu of payment	816	3,912	9,246
Expenses for maintenance of assets received in lieu of payment	1,721	1,679	2,170
Credit card expenses	3,151	3,070	3,636
Customer services	3,635	2,563	3,734
Other expenses	23,019	57,189	50,116
Operating charge-offs	798	1,607	6,146
Life insurance and general product insurance policies	9,964	23,475	18,393
Additional tax on expenses paid overseas			142
Provisions for contingencies	21		4,238
Retail association payment	898	912
Other	11,338	31,195	21,197
Total	$ 32,342	$ 68,413	$ 68,902